Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions	RELATED PARTY TRANSACTIONS
The Province is a shareholder of Hydro One with approximately 47.2% ownership at December 31, 2021. The IESO, Ontario Power Generation Inc. (OPG), Ontario Electricity Financial Corporation (OEFC), and the OEB are related parties to Hydro One because they are controlled or significantly influenced by the Ministry of Energy. OCN LP is a joint-venture limited partnership between OPG and a subsidiary of Hydro One. The following is a summary of the Company’s related party transactions during the years ended December 31, 2021 and 2020:

Year ended December 31 (millions of dollars)
Related Party	Transaction	2021	2020
Province	Dividends paid[1]	297	301
IESO	Power purchased	2,238	2,506
	Revenues for transmission services	1,832	1,717
	Amounts related to electricity rebates	1,065	1,588
	Distribution revenues related to rural rate protection	245	242
	Distribution revenues related to supply of electricity to remote northern communities	35	35
	Funding received related to CDM programs	1	26
OPG[2]	Power purchased	13	6
	Revenues related to provision of services and supply of electricity	8	8
	Capital contribution received from OPG	3	3
	Costs related to the purchase of services	2	3
OEFC	Power purchased from power contracts administered by the OEFC	1	1
OEB	OEB fees	8	9
OCN LP3	Investment in OCN LP	4	2
1 On November 20, 2020 Hydro One redeemed the Preferred Shares held by the Province. See Note 24 - Share Capital.
2    OPG has provided a $32.5 million guarantee to Hydro One related to the OCN Guarantee. See Note 32 - Commitments for details related to the OCN Guarantee.
3    OCN LP owns and operates electric vehicle fast charging stations across Ontario, under the Ivy Charging Network brand.
Sales to and purchases from related parties are based on the requirements of the OEB’s Affiliate Relationships Code. Outstanding balances at period end are interest-free and settled in cash. Invoices are issued monthly, and amounts are due and paid on a monthly basis.